FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL INCOME (EXPENSES)

28.	FINANCIAL INCOME (EXPENSES)

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Financial income
Related parties (note 22 b)	225,149	184,480	93,862
Income from financial investments	826,028	763,259	279,467
Updated shares – Fair value through profit or loss (Note 14.d)	308,309	(1,198,164)	385,297
Dividends received	52,516	113,697
Interest and fines	82,634	14,682
Other income	161,111	43,826	408,558
	1,655,747	(78,220)	1,167,184
Financial expenses
Borrowings and financing - foreign currency (note 13)	(1,567,508)	(1,238,372)	(1,590,120)
Borrowings and financing - local currency (note 13)	(2,096,805)	(1,356,639)	(503,849)
Capitalised interest (note 11)	182,799	135,242	87,414
Related parties	(8,249)	(10,297)	(12,072)
Lease liabilities	(76,514)	(68,533)	(59,260)
Interest and fines	(146,222)	(95,667)	(73,334)
Interest on drawn/forfaiting risk operations	(465,574)	(444,062)	(126,232)
(-) Adjustment present value of trade payables	(353,774)	(419,517)	(265,495)
Commission, bank fees, Guarantee and bank fees	(199,505)	(165,397)	(239,451)
PIS/COFINS over financial income	(87,144)	(118,311)	(88,897)
Other financial expenses	(533,581)	(390,598)	(285,832)
	(5,352,077)	(4,172,151)	(3,157,128)
Others financial items, net
Foreign exchange and monetary variation, net	(524,302)	783,902	46,199
Gains and (losses) on exchange derivatives (*)	69,250	(48,556)	(439)
	(455,052)	735,346	45,760
	(5,807,129)	(3,436,805)	(3,111,368)

Financial income (expenses), net	(4,151,382)	(3,515,025)	(1,944,184)

(*) Statement of gains and (losses) on derivative transactions (note 14.c)
Dollar - to - real NDF		176,991	37,322
Exchange rate swap Real x Dollar	(96,602)	(11,467)
Exchange rate swap Dollar x Euro	9,567		7,119
Interest rate swap CDI x IPCA	112,694	(257,897)	(34,920)
Exchange rate swap CDI x Dollar	43,591	43,817	(9,960)
	69,250	(48,556)	(439)